Morgan Stanley Dean Witter Dividend Growth               Two World Trade Center,
Securities Inc.                                         New York, New York 10048
Letter to the Shareholders February 29, 2000


DEAR SHAREHOLDER:

During the 12-month period ended February 29, 2000, financial markets around the world continued to experience volatility. After a peak in the domestic markets in the middle of July 1999, stock prices pulled back in the fall on concerns that the U.S. economy was growing too fast. The concern was manifested in two Federal Reserve Board moves, in June and August, that raised the federal funds rate a total of 50 basis points. These actions were subsequently followed by two additional moves which raised rates by another 50 basis points by the end of February. All of this occurred in an economic background where inflation remained low while the economy continued to grow.

PERFORMANCE

Morgan Stanley Dean Witter Dividend Growth Securities' Class B shares posted a total return of -12.49 percent for the 12-month period ended February 29, 2000 versus 11.73 percent for the Standard & Poor's 500 Composite Stock Price Index (S&P 500). For the same period the Fund's Class A, C and D shares returned -12.07 percent, -12.73 percent and -11.85 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the S&P 500.

The Fund's underperformance relative to the S&P 500 was largely due to its underexposure to high-technology stocks. Because most technology stocks generally pay little if any dividends, they do not make up a large portion of the Fund's portfolio. Instead, the Fund's screening process has led to an overweighting of basic materials, capital goods and utilities, which enjoy strong cash flows and attractive dividend yields. The Fund's emphasis on these sectors impeded its performance during the period because these stocks significantly underperformed growth stocks.

Morgan Stanley Dean Witter Dividend Growth Securities Inc.
Letter to the Shareholders February 29, 2000, continued

PORTFOLIO STRATEGY

Since its inception more than 18 years ago, Morgan Stanley Dean Witter Dividend Growth Securities has utilized a unique screening process that seeks to identify stocks of high-quality companies that have a record of paying dividends and the potential for increasing dividends. While maintaining its commitment to this methodology, the Fund has implemented several changes in response to the growing role that the Internet and e-commerce play in the global economy. Since late last year, the Fund has shifted its emphasis toward traditional companies that have made serious commitments to e-commerce. Among the Fund's long-term holdings that have embraced e-commerce are E.I. DuPont, General Electric, Ford Motor Company, Avon Products and Honeywell. We believe that this added focus on "bricks and clicks" companies, along with the Fund's more traditional technology holdings, such as IBM and recently added Intel and Hewlett-Packard, will better enable the Fund to participate in the new economy while maintaining a diversified portfolio of high-quality, dividend-paying stocks.

On February 29, the Fund was relatively fully invested. During the period under review, portfolio holdings liquidated included US West, SmithKline Beecham, Atlantic Richfield and Tenneco. New portfolio positions were initiated in Brunswick, Sunoco, Hewlett-Packard and Intel. At the end of the period, the Fund was invested in 92 common stocks spread across 47 industries.

LOOKING AHEAD

Going forward, we believe that the outlook for the financial markets and the economy is favorable. While it is clear that recent market conditions have not favored our investment style, it seems unlikely that the market will continue to reward only a small group of companies. We believe that, in time, the market will once again favor reasonably priced, high-quality companies that meet our investment criteria. Therefore, we remain convinced that our disciplined investment approach that has served the Fund well for more than 18 years will once again reward shareholders.

We appreciate your ongoing support of Morgan Stanley Dean Witter Dividend Growth Securities and look forward to continuing to serve your investment objectives.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                    /s/ MITCHELL M. MERIN
--------------------------                    ---------------------
CHARLES A. FIUMEFREDDO                        MITCHELL M. MERIN
Chairman of the Board                         President

Morgan Stanley Dean Witter Dividend Growth Securities Inc.
Fund Performance February 29, 2000

GROWTH OF $10,000 -- CLASS B
($ in thousands)

      Date                    Total              S&P 500
February 28, 1990             10,000              10,000
February 28, 1991             10,851              11,466
February 29, 1992             12,894              13,303
February 28, 1993             14,071              14,720
February 28, 1994             15,476              15,942
February 28, 1995             15,979              17,115
February 29, 1996             20,774              23,048
February 28, 1997             25,213              29,078
February 28, 1998             32,549              39,252
February 28, 1999             35,021              46,999
February 29, 2000             30,647(3)           52,512

                   [--- Fund --- S&P 500 (4)]

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                        CLASS B SHARES*
----------------------------------------------------------------
PERIOD ENDED 2/29/00
--------------------
1 Year                       (12.49)%(1)         (16.65)%(2)
5 Year                        13.91 %(1)          13.67 %(2)
10 Year                       11.85 %(1)          11.85 %(2)


                          CLASS C SHARES+
----------------------------------------------------------------
PERIOD ENDED 2/29/00
--------------------
1 Year                       (12.73)%(1)         (13.56)%(2)
Since Inception (7/28/97)      1.38 %(1)           1.38 %(2)


                          CLASS A SHARES**
----------------------------------------------------------------
PERIOD ENDED 2/29/00
--------------------
1 Year                       (12.07)%(1)         (16.68)%(2)
Since Inception (7/28/97)      2.14 %(1)           0.04 %(2)


                          CLASS D SHARES++
----------------------------------------------------------------
PERIOD ENDED 2/29/00
--------------------
1 Year                       (11.85)%(1)
Since Inception (7/28/97)      2.38 %(1)

---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on February 29, 2000.
(4) The Standard & Poor's 500 Stock Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
* The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
**   The maximum front-end sales
     charge for Class A is 5.25%.
+ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

Morgan Stanley Dean Witter Dividend Growth Securities Inc.
Portfolio of Investments February 29, 2000


 NUMBER OF
   SHARES                                                         VALUE
-----------------                                            ---------------
                    COMMON STOCKS (98.4%)
                    Aerospace (3.0%)
 2,500,000          Goodrich (B.F.) Co. (The) ............   $    59,843,750
 3,700,000          Lockheed Martin Corp. ................        64,518,750
 5,700,000          United Technologies Corp. ............       290,343,750
                                                             ---------------
                                                                 414,706,250
                                                             ---------------
                    Aluminum (3.4%)
 3,750,000          Alcan Aluminium Ltd. (Canada) ........       123,750,000
 5,050,000          Alcoa, Inc. ..........................       345,925,000
                                                             ---------------
                                                                 469,675,000
                                                             ---------------
                    Apparel (0.5%)
 2,500,000          VF Corp. .............................        61,718,750
                                                             ---------------
                    Auto Parts: O.E.M. (2.6%)
 2,200,000          Dana Corp. ...........................        46,887,500
 5,500,000          Delphi Automotive Systems Corp........        91,781,250
 2,050,000          Johnson Controls, Inc. ...............       109,418,750
 2,250,000          TRW Inc. .............................       108,000,000
                                                             ---------------
                                                                 356,087,500
                                                             ---------------
                    Automotive Aftermarket (0.4%)
 2,250,000          Goodyear Tire & Rubber Co. ...........        51,046,875
                                                             ---------------
                    Beverages - Non-Alcoholic (2.4%)
 3,650,000          Coca Cola Co. ........................       176,796,875
 4,800,000          PepsiCo, Inc. ........................       154,800,000
                                                             ---------------
                                                                 331,596,875
                                                             ---------------
                    Building Products (0.1%)
   875,000          Armstrong World Industries, Inc.......        16,625,000
                                                             ---------------
                    Construction/Agricultural
                      Equipment/Trucks (1.7%)
 2,350,000          Caterpillar, Inc. ....................        82,396,875
 4,050,000          Deere & Co. ..........................       144,787,500
                                                             ---------------
                                                                 227,184,375
                                                             ---------------
                    Consumer Electronics/
                    Appliances (0.8%)
 2,100,000          Whirlpool Corp. ......................       114,056,250
                                                             ---------------
                    Containers/Packaging (0.3%)
 2,900,000          Crown Cork & Seal Co., Inc. ..........        40,600,000
                                                             ---------------
                    Department Stores (1.4%)
 3,700,000          May Department Stores Co. ............        96,893,750
 3,200,000          Sears, Roebuck & Co. .................        88,200,000
                                                             ---------------
                                                                 185,093,750
                                                             ---------------
                    Discount Chains (2.8%)
 6,400,000          Target Corp. .........................       377,600,000
                                                             ---------------
                    Diversified Financial Services (1.4%)
 3,000,000          Providian Financial Corp. ............       194,437,500
                                                             ---------------
                    Diversified Manufacturing (3.7%)
 3,550,000          Honeywell International, Inc. ........       170,843,750


 NUMBER OF
   SHARES                                                         VALUE
-----------------                                            ---------------
 1,884,000          Minnesota Mining &
                      Manufacturing Co. ..................   $   166,027,500
 4,300,000          Tyco International Ltd. (Bermuda)            163,131,250
                                                             ---------------
                                                                 500,002,500
                                                             ---------------
                    Electric Utilities (3.3%)
   669,170          Dominion Resources, Inc. .............        24,550,174
 2,300,000          FPL Group, Inc. ......................        88,837,500
 3,150,000          GPU, Inc. ............................        78,356,250
 4,600,000          Reliant Energy, Inc. .................        94,587,500
 4,300,000          Unicom Corp. .........................       162,593,750
                                                             ---------------
                                                                 448,925,174
                                                             ---------------
                    Electronic Data Processing (4.3%)
 1,525,000          Hewlett-Packard Co. ..................       205,112,500
 3,700,000          International Business Machines
                      Corp. ..............................       377,400,000
                                                             ---------------
                                                                 582,512,500
                                                             ---------------
                    Engineering & Construction (0.4%)
 2,050,000          Fluor Corp. ..........................        58,296,875
                                                             ---------------
                    Finance Companies (2.9%)
 3,800,000          Associates First Capital Corp.
                      (Class A) ..........................        75,525,000
 3,600,000          Fannie Mae ...........................       190,800,000
 4,050,000          Household International, Inc. ........       129,346,875
                                                             ---------------
                                                                 395,671,875
                                                             ---------------
                    Food Chains (0.8%)
 2,650,000          Albertson's, Inc. ....................        64,925,000
 2,750,000          Winn-Dixie Stores, Inc. ..............        44,343,750
                                                             ---------------
                                                                 109,268,750
                                                             ---------------
                    Food Distributors (1.5%)
 3,500,000          Supervalu, Inc. ......................        60,156,250
 4,250,000          SYSCO Corp. ..........................       139,453,125
                                                             ---------------
                                                                 199,609,375
                                                             ---------------
                    Forest Products (1.0%)
 2,600,000          Weyerhaeuser Co. .....................       133,412,500
                                                             ---------------
                    Integrated Oil Companies (5.9%)
 4,450,000          BP Amoco PLC (ADR)
                      (United Kingdom) ...................       209,150,000
 5,300,000          Exxon Mobil Corp. ....................       399,156,250
 3,700,000          Royal Dutch Petroleum Co. (ADR)
                      (Netherlands) ......................       194,250,000
                                                             ---------------
                                                                 802,556,250
                                                             ---------------
                    Life Insurance (2.6%)
 1,475,000          Aegon N.V. (ARS) (Netherlands) .......       102,696,875
 2,400,000          Jefferson-Pilot Corp. ................       124,950,000
 4,500,000          Lincoln National Corp. ...............       125,156,250
                                                             ---------------
                                                                 352,803,125
                                                             ---------------

                        See Notes to Financial Statements

Morgan Stanley Dean Witter Dividend Growth Securities Inc.
Portfolio of Investments February 29, 2000, continued



 NUMBER OF
   SHARES                                                           VALUE
-----------                                                   ---------------
                 Major Banks (4.3%)
 7,500,000       Bank of America Corp. ....................   $   345,468,750
 4,950,000       KeyCorp ..................................        83,840,625
 1,425,000       Morgan (J.P.) & Co., Inc. ................       158,175,000
                                                              ---------------
                                                                  587,484,375
                                                              ---------------
                 Major Chemicals (4.0%)
 1,525,000       Dow Chemical Co. .........................       165,462,500
 3,800,000       Du Pont (E.I.) de Nemours & Co.,
                   Inc. ...................................       191,900,000
 2,650,000       Hercules Inc. ............................        43,725,000
 3,500,000       Monsanto Co. .............................       135,843,750
                                                              ---------------
                                                                  536,931,250
                                                              ---------------
                 Major Pharmaceuticals (8.5%)
 6,350,000       Abbott Laboratories ......................       207,962,500
 6,100,000       American Home Products Corp. .............       265,350,000
 6,250,000       Bristol-Myers Squibb Co. .................       355,078,125
 9,300,000       Schering-Plough Corp. ....................       324,337,500
                                                              ---------------
                                                                1,152,728,125
                                                              ---------------
                 Major U.S. Telecommunications (2.5%)
 3,500,000       Bell Atlantic Corp. ......................       171,281,250
 2,950,000       GTE Corp. ................................       174,050,000
                                                              ---------------
                                                                  345,331,250
                                                              ---------------
                 Managed Health Care (0.5%)
 1,650,000       Aetna Inc. ...............................        67,856,250
                                                              ---------------
                 Meat/Poultry/Fish (0.4%)
 3,650,000       ConAgra, Inc. ............................        59,768,750
                                                              ---------------
                 Military/Gov't/Technical (0.4%)
 3,000,000       Raytheon Co. (Class B) ...................        55,500,000
                                                              ---------------
                 Motor Vehicles (3.6%)
 2,150,000       DaimlerChrysler AG (Germany) .............       145,662,500
 3,725,000       Ford Motor Co. ...........................       155,053,125
 2,550,000       General Motors Corp. .....................       193,959,375
                                                              ---------------
                                                                  494,675,000
                                                              ---------------
                 Multi-Sector Companies (2.9%)
 3,000,000       General Electric Co. .....................       396,562,500
                                                              ---------------
                 Office Equipment/Supplies (2.6%)
 4,600,000       Pitney Bowes, Inc. .......................       227,700,000
 6,000,000       Xerox Corp. ..............................       130,125,000
                                                              ---------------
                                                                  357,825,000
                                                              ---------------
                 Oil & Gas Production (1.3%)
 3,225,000       Burlington Resources, Inc. ...............        89,090,625
 1,900,000       Kerr-McGee Corp. .........................        85,025,000
                                                              ---------------
                                                                  174,115,625
                                                              ---------------


 NUMBER OF
   SHARES                                                           VALUE
-----------                                                   ---------------
                 Oil Refining/Marketing (1.2%)
 2,500,000       Sunoco, Inc. .............................   $    61,718,750
 4,900,000       USX-Marathon Group .......................       105,962,500
                                                              ---------------
                                                                  167,681,250
                                                              ---------------
                 Oil/Gas Transmission (4.5%)
 5,600,000       El Paso Energy Corp. .....................       207,550,000
 5,900,000       Enron Corp. ..............................       407,100,000
                                                              ---------------
                                                                  614,650,000
                                                              ---------------
                 Other Metals/Minerals (0.6%)
 1,750,000       Phelps Dodge Corp. .......................        82,468,750
                                                              ---------------
                 Package Goods/Cosmetics (6.3%)
 5,750,000       Avon Products, Inc. ......................       155,609,375
 5,600,000       Gillette Co. .............................       197,400,000
 2,325,000       International Flavors &
                   Fragrances, Inc. .......................        69,750,000
 2,625,000       Kimberly-Clark Corp. .....................       135,679,687
 3,400,000       Procter & Gamble Co. .....................       299,200,000
                                                              ---------------
                                                                  857,639,062
                                                              ---------------
                 Packaged Foods (1.2%)
 2,900,000       Quaker Oats Company (The) ................       156,418,750
                                                              ---------------
                 Paints/Coatings (0.7%)
 2,000,000       PPG Industries, Inc. .....................        98,750,000
                                                              ---------------
                 Paper (1.4%)
 2,600,000       International Paper Co. ..................        95,712,500
 2,950,000       Mead Corp. ...............................        88,315,625
                                                              ---------------
                                                                  184,028,125
                                                              ---------------
                 Photographic Products (0.9%)
 2,150,000       Eastman Kodak Co. ........................       123,221,875
                                                              ---------------
                 Railroads (1.1%)
 4,550,000       Burlington Northern Santa Fe
                 Corp. ....................................        89,578,125
 2,600,000       CSX Corp. ................................        57,687,500
                                                              ---------------
                                                                  147,265,625
                                                              ---------------
                 Recreational Products/Toys (0.3%)
 2,475,000       Brunswick Corp. ..........................        43,776,563
                                                              ---------------
                 Rental/Leasing Companies (0.3%)
 2,100,000       Ryder System, Inc. .......................        39,112,500
                                                              ---------------
                 Semiconductors (1.2%)
 1,425,000       Intel Corp. ..............................       161,025,000
                                                              ---------------
                 Tobacco (0.5%)
 3,800,000       UST, Inc. ................................        73,387,500
                                                              ---------------
                 TOTAL COMMON STOCKS
                 (Identified Cost $7,386,824,228)..........    13,401,690,174
                                                              ---------------

                        See Notes to Financial Statements

Morgan Stanley Dean Witter Dividend Growth Securities Inc.
Portfolio of Investments February 29, 2000, continued


 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                     VALUE
-----------                                              ----------------
              SHORT-TERM INVESTMENTS (1.4%)
              U.S. GOVERNMENT AGENCY (a) (1.4%)
$ 200,600     Federal Home Loan Mortgage
                Corp. 5.72% due 03/01/00
                (Amortized Cost $200,600,000)                200,600,000
                                                         ---------------
              REPURCHASE AGREEMENT (0.0%)
      274     The Bank of New York 5.69%
                due 03/01/00 (dated 02/29/00;
                proceeds $273,618) (b)
                (Identified Cost $273,575)............           273,575
                                                         ---------------
              TOTAL SHORT-TERM INVESTMENTS
              (Identified Cost $200,873,575)..........       200,873,575
                                                         ---------------
TOTAL INVESTMENTS
(Identified Cost $7,587,697,803) (c).....       99.8%     13,602,563,749

OTHER ASSETS IN EXCESS OF
LIABILITIES .............................        0.2          22,130,559
                                               -----     ---------------
NET ASSETS ..............................      100.0%    $13,624,694,308
                                               =====     ===============

--------------------------------
ADR  American Depository Receipt.
ARS  American Registered Shares.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $223,013 U.S. Treasury Bond 8.75% due 05/15/17 valued at $279,047.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $6,850,386,885 and the aggregate gross unrealized depreciation is $835,520,939, resulting in net unrealized appreciation of $6,014,865,946.


                        See Notes to Financial Statements

Morgan Stanley Dean Witter Dividend Growth Securities Inc.
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
February 29, 2000

ASSETS:
Investments in securities, at value
   (identified cost $7,587,697,803) ............. $13,602,563,749
Receivable for:
     Dividends ..................................      38,741,485
     Investments sold ...........................      33,373,440
     Capital stock sold .........................      11,613,618
Prepaid expenses and other assets ...............         180,281
                                                  ---------------
    TOTAL ASSETS ................................  13,686,472,573
                                                  ---------------
LIABILITIES:
Payable for:
     Capital stock repurchased ..................      46,945,550
     Plan of distribution fee ...................      10,012,750
     Investment management fee ..................       4,281,273
Accrued expenses and other payables .............         538,692
                                                  ---------------
    TOTAL LIABILITIES ...........................      61,778,265
                                                  ---------------
    NET ASSETS .................................. $13,624,694,308
                                                  ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital .................................  $6,956,883,381
Net unrealized appreciation .....................   6,014,865,946
Accumulated undistributed net investment
   income .......................................      42,247,912
Accumulated undistributed net realized gain .....     610,697,069
                                                  ---------------
    NET ASSETS .................................. $13,624,694,308
                                                  ===============
CLASS A SHARES:
Net Assets ......................................    $214,668,626
Shares Outstanding (500,000,000 shares
   authorized, $.01 par value) ..................       4,283,629
    NET ASSET VALUE PER SHARE ...................          $50.11
                                                           ======
    MAXIMUM OFFERING PRICE PER SHARE,
      (net asset value plus 5.54% of net asset
      value) ....................................          $52.89
                                                           ======
CLASS B SHARES:
Net Assets ...................................... $12,869,283,376
Shares Outstanding (500,000,000 shares
   authorized, $.01 par value) ..................     256,890,789
    NET ASSET VALUE PER SHARE ...................          $50.10
                                                           ======
CLASS C SHARES:
Net Assets ......................................    $135,496,432
Shares Outstanding (500,000,000 shares
   authorized, $.01 par value) ..................       2,712,262
    NET ASSET VALUE PER SHARE ...................          $49.96
                                                           ======
CLASS D SHARES:
Net Assets ......................................    $405,245,874
Shares Outstanding (500,000,000 shares
   authorized, $.01 par value) ..................       8,079,117
    NET ASSET VALUE PER SHARE ...................          $50.16
                                                           ======

STATEMENT OF OPERATIONS
For the year ended February 29, 2000

NET INVESTMENT INCOME:
INCOME

Dividends (net of $3,146,349 foreign
   withholding tax) ............................... $   365,483,198
Interest ..........................................      49,062,880
                                                    ---------------
    TOTAL INCOME ..................................     414,546,078
                                                    ---------------
EXPENSES

Plan of distribution fee (Class A shares) .........         621,888
Plan of distribution fee (Class B shares) .........     129,811,870
Plan of distribution fee (Class C shares) .........       1,749,257
Investment management fee .........................      65,806,041
Transfer agent fees and expenses ..................      13,565,567
Custodian fees ....................................         756,134
Shareholder reports and notices ...................         703,478
Registration fees .................................         343,477
Professional fees .................................          76,212
Directors' fees and expenses ......................          18,346
Other .............................................         221,962
                                                    ---------------
    TOTAL EXPENSES ................................     213,674,232
                                                    ---------------
    NET INVESTMENT INCOME .........................     200,871,846
                                                    ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain .................................   1,061,810,935
Net change in unrealized appreciation .............  (3,276,574,204)
                                                    ---------------
    NET LOSS ......................................  (2,214,763,269)
                                                    ---------------
NET DECREASE ...................................... $(2,013,891,423)
                                                    ===============

                        See Notes to Financial Statements

Morgan Stanley Dean Witter Dividend Growth Securities Inc.
Financial Statements, continued

STATEMENT OF CHANGES IN NET ASSETS



                                                                        FOR THE YEAR         FOR THE YEAR
                                                                           ENDED                 ENDED
                                                                     FEBRUARY 29, 2000     FEBRUARY 28, 1999
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ...........................................   $   200,871,846        $   239,360,286
Net realized gain ...............................................     1,061,810,935            606,047,528
Net change in unrealized appreciation ...........................    (3,276,574,204)           480,919,311
                                                                    ---------------        ---------------
   NET INCREASE (DECREASE) ......................................    (2,013,891,423)         1,326,327,125
                                                                    ---------------        ---------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income
   Class A shares ...............................................        (4,193,005)            (2,629,429)
   Class B shares ...............................................      (200,448,728)          (221,780,945)
   Class C shares ...............................................        (1,483,355)            (1,069,758)
   Class D shares ...............................................        (8,926,874)            (8,313,813)

Net realized gain
   Class A shares ...............................................       (10,045,473)            (5,076,567)
   Class B shares ...............................................      (665,653,684)          (523,178,010)
   Class C shares ...............................................        (6,747,862)            (3,300,551)
   Class D shares ...............................................       (18,321,098)           (13,056,873)
                                                                    ---------------        ---------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ............................      (915,820,079)          (778,405,946)
                                                                    ---------------        ---------------
Net increase (decrease) from capital stock transactions .........    (2,367,310,250)           883,514,920
                                                                    ---------------        ---------------
   NET INCREASE (DECREASE) ......................................    (5,297,021,752)         1,431,436,099

NET ASSETS:
Beginning of period .............................................    18,921,716,060         17,490,279,961
                                                                    ---------------        ---------------
   END OF PERIOD
   (Including undistributed net investment income of
   $42,247,912 and $56,427,122, respectively) ...................   $13,624,694,308        $18,921,716,060
                                                                    ===============        ===============

                        See Notes to Financial Statements

Morgan Stanley Dean Witter Dividend Growth Securities Inc.
Notes to Financial Statements February 29, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Dividend Growth Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund seeks to achieve its objective by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends. The Fund was incorporated in Maryland on December 22, 1980 and commenced operations on March 30, 1981. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity security listed or traded on the New York or American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price;
(2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Dean Witter Dividend Growth Securities Inc.
Notes to Financial Statements February 29, 2000, continued

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.625% to the portion of daily net assets not exceeding $250 million; 0.50% to the portion of daily net assets exceeding $250 million but not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; 0.45% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; 0.425% to the portion of daily net assets exceeding $3 billion but not exceeding $4 billion; 0.40% to the portion of daily net assets exceeding $4 billion but not exceeding $5 billion; 0.375% to the portion of daily net assets exceeding $5 billion but not exceeding $6 billion; 0.35% to the portion of daily net assets

Morgan Stanley Dean Witter Dividend Growth Securities Inc.
Notes to Financial Statements February 29, 2000, continued

exceeding $6 billion but not exceeding $8 billion; 0.325% to the portion of daily net assets exceeding $8 billion but not exceeding $10 billion; 0.30% to the portion of daily net assets exceeding $10 billion but not exceeding $15 billion; and 0.275% to the portion of daily net assets exceeding $15 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on July 2, 1984 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C - up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

Morgan Stanley Dean Witter Dividend Growth Securities Inc.
Notes to Financial Statements February 29, 2000, continued

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $225,009,245 at February 29, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that the expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended February 29, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended February 29, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $27,072, $21,790,773 and $150,182, respectively and received $831,926 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended February 29, 2000 aggregated $785,219,639 and $3,258,643,331, respectively. Included in the aforementioned are sales of U.S. Government securities of $600,078,125.

For the year ended February 29, 2000, the Fund incurred $258,623 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund.

For the year ended February 29, 2000, the Fund incurred brokerage commissions of $175,945 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At February 29, 2000, the Fund's receivable for investments sold included unsettled trades with Morgan Stanley & Co., Inc. of $5,887,543.

Morgan Stanley Dean Witter Dividend Growth Securities Inc.
Notes to Financial Statements February 29, 2000, continued

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended February 29, 2000 included in Directors' fees and expenses in the Statement of Operations amounted to $6,120. At February 29, 2000, the Fund had an accrued pension liability of $53,673 which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At February 29, 2000, the Fund had transfer agent fees and expenses payable of approximately $50,000.

5. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                                    FOR THE YEAR                         FOR THE YEAR
                                                                        ENDED                               ENDED
                                                                  FEBRUARY 29, 2000                   FEBRUARY 28, 1999
                                                         ----------------------------------- ------------------------------------
                                                              SHARES            AMOUNT             SHARES             AMOUNT
                                                         --------------- -------------------  ---------------- -------------------
CLASS A SHARES
Sold ...................................................     1,994,969    $    122,849,690         2,876,877    $    170,240,232
Reinvestment of dividends and distributions ............       220,693          13,036,456           115,901           6,832,652
Redeemed ...............................................    (1,709,414)       (101,555,287)         (670,884)        (39,915,516)
                                                            ----------    ----------------         ---------    ----------------
Net increase - Class A .................................       506,248          34,330,859         2,321,894         137,157,368
                                                            ----------    ----------------         ---------    ----------------
CLASS B SHARES
Sold ...................................................    25,790,072       1,605,655,514        41,065,402       2,454,734,237
Reinvestment of dividends and distributions ............    13,531,215         802,060,686        11,692,435         692,257,292
Redeemed ...............................................   (82,531,778)     (4,828,912,064)      (43,749,714)     (2,596,707,850)
                                                           -----------    ----------------       -----------    ----------------
Net increase (decrease) - Class B ......................   (43,210,491)     (2,421,195,864)        9,008,123         550,283,679
                                                           -----------    ----------------       -----------    ----------------
CLASS C SHARES
Sold ...................................................     1,554,622          96,103,008         1,945,008         116,417,760
Reinvestment of dividends and distributions ............       135,281           7,959,717            71,052           4,189,216
Redeemed ...............................................    (1,383,770)        (81,095,212)         (481,183)        (28,373,226)
                                                           -----------    ----------------       -----------    ----------------
Net increase - Class C .................................       306,133          22,967,513         1,534,877          92,233,750
                                                           -----------    ----------------       -----------    ----------------
CLASS D SHARES
Sold ...................................................     2,262,533         134,440,506         1,439,703          86,416,098
Reinvestment of dividends and distributions ............       446,610          26,500,428           351,263          20,757,304
Shares issued in connection with the acquisition of Dean
 Witter Retirement Series - Dividend Growth Series .....             -                   -         1,765,858          96,172,282
Redeemed ...............................................    (2,745,191)       (164,353,692)       (1,689,580)        (99,505,561)
                                                           -----------    ----------------       -----------    ----------------
Net increase (decrease) - Class D ......................       (36,048)         (3,412,758)        1,867,244         103,840,123
                                                           -----------    ----------------       -----------    ----------------
Net increase (decrease) in Fund ........................   (42,434,158)   $ (2,367,310,250)       14,732,138    $    883,514,920
                                                           ===========    ================       ===========    ================

Morgan Stanley Dean Witter Dividend Growth Securities Inc.
Notes to Financial Statements February 29, 2000, continued

6. FEDERAL INCOME TAX STATUS

As of February 29, 2000, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

7. FUND ACQUISITION

As of the close of business on September 11, 1998, the Fund acquired all the net assets of Dean Witter Retirement Series - Dividend Growth Series ("Retirement Dividend Growth") pursuant to a plan of reorganization approved by shareholders of Retirement Dividend Growth on August 19, 1998. The acquisition was accomplished by a tax-free exchange of 1,765,858 Class D shares of the Fund at a net asset value of $54.47 per share for 6,721,613 shares of Retirement Dividend Growth. The net assets of the Fund and Retirement Dividend Growth immediately before the acquisition were $16,582,111,142 and $96,172,282, respectively, including unrealized appreciation of $8,813,294 for Retirement Dividend Growth. Immediately after the acquisition, the combined net assets of the Fund amounted to $16,678,283,424.

Morgan Stanley Dean Witter Dividend Growth Securities Inc.
Financial Highlights

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                                                                         FOR THE PERIOD
                                                               FOR THE YEAR          FOR THE YEAR        JULY 28, 1997*
                                                                  ENDED                 ENDED                THROUGH
                                                            FEBRUARY 29, 2000     FEBRUARY 28, 1999     FEBRUARY 28, 1998
-------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................        $60.22                  $58.39               $53.43
                                                                ------                  ------               ------
Income (loss) from investment operations:

 Net investment income .................................          0.94                    1.05                 0.66
 Net realized and unrealized gain (loss) ...............         (7.75)                   3.58                 5.22
                                                                ------                  ------               ------
Total income (loss) from investment operations .........         (6.81)                   4.63                 5.88
                                                                ------                  ------               ------
Less dividends and distributions from:

 Net investment income .................................         (0.99)                  (1.02)               (0.67)
 Net realized gain .....................................         (2.31)                  (1.78)               (0.25)
                                                                ------                  ------               ------
Total dividends and distributions ......................         (3.30)                  (2.80)               (0.92)
                                                                ------                  ------               ------
Net asset value, end of period .........................        $50.11                  $60.22               $58.39
                                                                ======                  ======               ======
TOTAL RETURN + .........................................        (12.07)%                  8.10%               11.15%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................          0.67 %(3)               0.64%(3)             0.70%(2)
Net investment income ..................................          1.52 %(3)               1.76%(3)             2.09%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................      $214,669                $227,457              $84,987
Portfolio turnover rate ................................             4 %                    13%                   4%

-------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

Morgan Stanley Dean Witter Dividend Growth Securities Inc.
Financial Highlights, continued



                                                                              FOR THE YEAR ENDED FEBRUARY 28,
                                                     -----------------------------------------------------------------------------
                                                           2000**++           1999++           1998*++         1997         1996**
----------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...............       $60.18            $58.36            $46.60         $39.65        $31.16
                                                           ------            ------            ------         ------        ------
Income (loss) from investment operations:

 Net investment income .............................         0.64              0.77              0.84           0.81          0.75
 Net realized and unrealized gain (loss) ...........        (7.73)             3.58             12.50           7.55          8.50
                                                           ------            ------            ------         ------        ------
Total income (loss) from investment operations .....        (7.09)             4.35             13.34           8.36          9.25
                                                           ------            ------            ------         ------        ------
Less dividends and distributions from:

 Net investment income .............................        (0.68)            (0.75)            (0.83)         (0.88)        (0.67)
 Net realized gain .................................        (2.31)            (1.78)            (0.75)         (0.53)        (0.09)
                                                           ------            ------            ------         ------        ------
Total dividends and distributions ..................        (2.99)            (2.53)            (1.58)         (1.41)        (0.76)
                                                           ------            ------            ------         ------        ------
Net asset value, end of period .....................       $50.10            $60.18            $58.36         $46.60        $39.65
                                                           ======            ======            ======         ======        ======
TOTAL RETURN + .....................................       (12.49)%            7.59%            29.10%         21.37%        30.01%
RATIOS TO AVERAGE NET ASSETS:
Expenses ...........................................         1.15 %(1)         1.11%(1)          1.14%          1.22%         1.31%
Net investment income ..............................         1.04 %(1)         1.29%(1)          1.61%          1.95%         2.14%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ............  $12,869,283       $18,060,848       $16,989,453    $12,906,779    $9,782,106
Portfolio turnover rate ...........................             4 %              13%                4%             4%           10%




--------------
* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares which were purchased prior to July 2, 1984 (and with respect to such shares, certain shares acquired through reinvestment of dividends and capital gains distributions (collectively the "Old Shares")) and shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. have been designated Class B shares. The Old Shares and shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.
**   Year ended February 29.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

Morgan Stanley Dean Witter Dividend Growth Securities Inc.
Financial Highlights, continued



                                                                                                         FOR THE PERIOD
                                                               FOR THE YEAR          FOR THE YEAR        JULY 28, 1997*
                                                                  ENDED                 ENDED                THROUGH
                                                            FEBRUARY 29, 2000     FEBRUARY 28, 1999     FEBRUARY 28, 1998
----------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................         $60.02                  $58.28               $53.43
                                                                 ------                  ------               ------
Income (loss) from investment operations:

 Net investment income .................................           0.47                    0.59                 0.43
 Net realized and unrealized gain (loss) ...............          (7.70)                   3.56                 5.21
                                                                 ------                  ------               ------
Total income (loss) from investment operations .........          (7.23)                   4.15                 5.64
                                                                 ------                  ------               ------
Less dividends and distributions from:

 Net investment income .................................          (0.52)                  (0.63)               (0.54)
 Net realized gain .....................................          (2.31)                  (1.78)               (0.25)
                                                                 ------                  ------               ------
Total dividends and distributions ......................          (2.83)                  (2.41)               (0.79)
                                                                 ------                  ------               ------
Net asset value, end of period .........................         $49.96                  $60.02               $58.28
                                                                 ======                  ======               ======
TOTAL RETURN + .........................................         (12.73)%                  7.26%               10.68%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................           1.43 %(3)               1.43%(3)             1.45%(2)
Net investment income ..................................           0.76 %(3)               0.97%(3)             1.37%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................       $135,496                $144,425              $50,773
Portfolio turnover rate ................................              4 %                    13%                   4%

--------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

Morgan Stanley Dean Witter Dividend Growth Securities Inc.
Financial Highlights, continued



                                                                                                         FOR THE PERIOD
                                                               FOR THE YEAR          FOR THE YEAR        JULY 28, 1997*
                                                                  ENDED                 ENDED                THROUGH
                                                            FEBRUARY 29, 2000     FEBRUARY 28, 1999     FEBRUARY 28, 1998
----------------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................          $60.26                $58.43               $53.43
                                                                  ------                ------               ------
Income (loss) from investment operations:

 Net investment income .................................            1.09                  1.17                 0.76
 Net realized and unrealized gain (loss) ...............           (7.76)                 3.59                 5.20
                                                                  ------                ------               ------
Total income (loss) from investment operations .........           (6.67)                 4.76                 5.96
                                                                  ------                ------               ------
Less dividends and distributions from:

 Net investment income .................................           (1.12)                (1.15)               (0.71)
 Net realized gain .....................................           (2.31)                (1.78)               (0.25)
                                                                  ------                ------               ------
Total dividends and distributions ......................           (3.43)                (2.93)               (0.96)
                                                                  ------                ------               ------
Net asset value, end of period .........................          $50.16                $60.26               $58.43
                                                                  ======                ======               ======
TOTAL RETURN + .........................................          (11.85)%                8.33%               11.31%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................            0.43 %(3)             0.43%(3)             0.45%(2)
Net investment income ..................................            1.76 %(3)             1.97%(3)             2.39%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................        $405,246              $488,987             $365,068
Portfolio turnover rate ................................               4 %                  13%                   4%

--------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

Morgan Stanley Dean Witter Dividend Growth Securities Inc.
Report of Independent Accountants

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Dividend Growth Securities Inc. (the "Fund") at February 29, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
April 14, 2000

                      2000 FEDERAL TAX NOTICE (unaudited)

      During the year ended February 29, 2000, the Fund paid to its shareholders $2.31 per share from long-term capital gains. For such period, 100% of the income paid qualified for the dividends received deduction available to corporations.

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DIRECTORS
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Paul D. Vance
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and directors, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.


MORGAN STANLEY
DEAN WITTER
DIVIDEND GROWTH
SECURITIES



[GRAPHIC OMITTED]


ANNUAL REPORT
FEBRUARY 29, 2000